Consolidated Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended	56 Months Ended	62 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2010	Jun. 30, 2011
Cash flows from operating activities
Net loss	$ (1,547,568)	$ (679,564)	$ (3,153,487)	$ (3,335,686)	$ (4,883,254)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	198		340	340	538
Stock-based compensation	67,321	435,910	553,841	598,941	666,262
Loss on disposal of fixed assets	3,518				3,518
Loss on sale of mining option	660,015				660,015
Impairment loss/expense					376,410
Accretion of discount on note receivable				(103,144)	(103,144)
Amortization of deferred financing costs				103,144	103,144
Expenses paid by stockholder		14,500	14,500	14,500	14,500
Bad debt expense	2,803		66,367	66,367	69,170
Foreign currency exchange (gain)/loss	2,303		(31,666)	(31,666)	(29,363)
Changes in operating assets and liabilities:
Employee receivable	1,057		(1,057)	(1,057)
Related party receivable	5,125		(5,125)	(5,125)
Other receivable	(2,265)		(81,013)	(83,513)	(85,778)
Prepaid expenses and other current assets	1,866	2,500	683	683	2,505
Accounts payable	(245,359)	210,448	439,972	454,506	209,147
Accounts payable - related party	(52,702)	(7,500)	57,356	64,856	12,154
Accrued liabilities and expenses	(94,803)		132,926	135,586	40,783
Net cash used in operating activities	(1,198,491)	(23,706)	(1,631,363)	(1,746,268)	(2,944,803)
Cash flows from investing activities
Issuance of note receivable				(338,838)	(338,838)
Purchases of property and equipment			(4,045)	(4,045)	(4,045)
Proceeds from sale of mining option	902,035				902,035
Purchase of put and call option/convertible note		(1,027,276)	(1,027,276)	(1,027,276)	(1,027,276)
Proceeds from exercise of put option on convertible note			1,059,100	1,059,100	1,059,100
Cash paid for investment in mining option	(125,000)	(2,300,000)	(2,550,000)	(2,550,000)	(2,675,000)
Net cash provided (used) in investing activities	777,035	(3,327,276)	(2,522,221)	(2,861,059)	(2,084,024)
Cash flows from financing activities
Advances from stockholder				82,405	82,405
Repayment of advance from stockholder		(82,405)	(82,405)	(82,405)	(82,405)
Issuance of common stock, net of offering costs		3,757,428	5,182,428	5,214,928	5,214,928
Borrowings on debt, net of costs				338,838	338,838
Net cash provided by financing activities		3,675,023	5,100,023	5,553,766	5,553,766
Effect of exchange rates on cash activities	(484)		714	714	274
Net (Decrease) Increase in Cash	(421,940)	324,041	947,153	947,153	525,213
Cash at Beginning of Period	947,153
Cash at End of Period	525,213	324,041	947,153	947,153	525,213
Cash paid for:
Interest
Income taxes
Non-Cash Investing and Financing Activities
Assignment of note receivable for satisfaction of note payable		500,000	500,000	500,000	50,000
Discount on note receivable				161,162	161,162
Contributed capital - payables settled by Stockholder		131,052	131,052	145,522	145,522
Contributed capital - shares acquired by Stockholder and cancelled		21,500	21,500	21,500	21,500
Investment in miming option - accrued and impaired			125,000	125,000	125,000
Receipt of marketable securities in sale of mining option	737,950				737,950
Change in unrealized loss on marketable securities	(21,290)				21,290
Mining Options
Adjustments to reconcile net loss to net cash used in operating activities:
Impairment loss/expense			$ 375,000	$ 375,000	$ 375,000